UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04409

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


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


 Eaton Vance Municipals Trust

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
 COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Alabama Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

Date of reporting period: 7/1/08- 6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Arizona Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Arkansas Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY
 VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance California Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY
 VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Colorado Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31

Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Connecticut Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31
 Date of reporting period:  7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Florida Plus Municipals Fund (formerly, Eaton Vance Florida Municipals Fund), a series of
 Eaton Vance Municipals Trust.
 (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/08-6/30/09

 During the period, shareholders approved a merger of the Fund into Eaton
 Vance National Municipals Fund. During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Georgia Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY
 VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Kentucky Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Louisiana Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Maryland Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31

Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Massachusetts Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant
 as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Michigan Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Minnesota Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31

Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Mississippi Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Missouri Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance National Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance New Jersey Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance New York Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/08-6/30/09

During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance North Carolina Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of
 registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Ohio Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Oregon Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Pennsylvania Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant
 as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  7/31
 Date of reporting period: 7/1/08-6/30/09
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Rhode Island Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant
 as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/08-6/30/09
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance South Carolina Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of
 registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Tennessee Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
 (Address of principal executive offices)             (Zip code)
Maureen A. Gemma, Esq.
 Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Virginia Municipals Fund, a series of Eaton Vance Municipals Trust (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY
 VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance West Virginia Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant
 as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 7/1/08-6/30/09

 During the period, the Fund held no securities which required a proxy vote.

Eaton Vance West Virginia Municipals Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipals Trust
By (Signature)       /s/ Robert B. MacIntosh
Name                 Robert B. MacIntosh
Title                President
Date                 08/27/2009